Risk Report - Sovereign Credit Risk Exposure to Certain Eurozone Countries (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Total countries [Domain Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	€ 5,040	€ 4,703
Net Notional of CDS referencing sovereign debt		(1,938)	(2,339)
Net sovereign exposure		3,102	2,364
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	84	744
Greece [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	55	89
Net Notional of CDS referencing sovereign debt		(17)	(6)
Net sovereign exposure		38	83
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	0	2
Ireland [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	709	569
Net Notional of CDS referencing sovereign debt		9	0
Net sovereign exposure		717	569
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	0	74
Italy [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	2,834	2,662
Net Notional of CDS referencing sovereign debt		(1,818)	(2,223)
Net sovereign exposure		1,016	438
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	49	398
Portugal [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	(227)	61
Net Notional of CDS referencing sovereign debt		3	17
Net sovereign exposure		(223)	79
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	0	(8)
Spain [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	1,669	1,322
Net Notional of CDS referencing sovereign debt		(115)	(127)
Net sovereign exposure		1,554	1,195
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	€ 35	€ 279

[1]	Includes sovereign debt classified as financial assets/liabilities at fair value through profit or loss, available for sale and loans carried at amortized cost. Direct Sovereign exposure is net of guarantees received and collateral
[2]	The amounts reflect the net fair value in relation to credit default swaps referencing sovereign debt of the respective country representing the counterparty credit risk